RELATED PARTY TRANSACTIONS (Relationship between Parent Company and Related Parties) (Details)	12 Months Ended
Dec. 31, 2014
BTG [Member]
Related Party Transaction [Line Items]
Relationship with Company	Parent company of Poly Victory Investments Limited
Ctrip.com International, Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with Company	Principal shareholder of the Company, common directors
JianGuo Inns [Member]
Related Party Transaction [Line Items]
Relationship with Company	A subsidiary of BTG
Shanghai XinZhi Trading Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with Company	Non controlling interests of subsidiary
Fujian Yun Tong Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with Company	Non controlling interests of subsidiary
Shanghai Dinuo Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with Company	Non controlling interests of subsidiary
Sun Yan [Member]
Related Party Transaction [Line Items]
Relationship with Company	Non controlling interests of subsidiary
Xiamen Shuiwu Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with Company	Non controlling interests of subsidiary